UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	 Opus Capital Management, Inc.
Address: 1 W 4th Street
	 Suite 415
	 Cincinnati, OH  45202
13F File Number: 028-11411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Joseph P. Condren
Title:	Chief Compliance Officer
Phone:	513-621-6787
Signature,	Place,	and Date of Signing:
Joseph P. Condren	Cincinnati, OH	May 27, 2005

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	69
Form 13F Information Table Value Total:	$483,078
 	 				(in thousands)
List of Other Included Managers:	NONE



FORM 13F INFORMATION TABLE

						VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		(X$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE


ACE CASH EXPRESS	COM	004403101	5967	262281	SH	 	SOLE	 	162671	 	99610
AFFIL MANAGERS GRP	COM	008252108	6507	104900	SH	 	SOLE	 	64930	 	39970
AGRIUM INC.		COM	008916108	8086	443088	SH	 	SOLE	 	288769	 	154319
AM CAP STRATEGIES	COM	024937104	7271	231495	SH	 	SOLE	 	143344	 	88151
ARCH CAPITAL GRP	COM	G0450A105	6636	165722	SH	 	SOLE	 	102735	 	62987
ARKANSAS BEST		COM	040790107	7336	194177	SH	 	SOLE	 	120328	 	73849
ARROW ELECTRONICS	COM	042735100	5282	208373	SH	 	SOLE	 	129203	 	79170
ASSET ACCEPTANCE	COM	04543P100	3970	208085	SH	 	SOLE	 	129219	 	78866
ASTA FUNDING INC.	COM	046220109	4264	201435	SH	 	SOLE	 	124973	 	76462
AVNET INC		COM	053807103	5274	286318	SH	 	SOLE	 	177488	 	108830
BARNES & NOBLE INC.	COM	067774109	7147	207218	SH	 	SOLE	 	128343	 	78875
BEAZER HOMES		COM	07556Q105	8767	175827	SH	 	SOLE	 	115308	 	60519
BLUEGREEN CORP		COM	096231105	2040	158770	SH	 	SOLE	 	88770	 	70000
BORG WARNER AUTOMOTIVE	COM	099724106	7842	161095	SH	 	SOLE	 	99659	 	61436
BRADLEY PHARM		COM	104576103	3858	403601	SH	 	SOLE	 	250219	 	153382
BRISTOL WEST		COM	11037M105	6178	398599	SH	 	SOLE	 	247025	 	151574
CASH AM INTL		COM	14754D100	6732	306956	SH	 	SOLE	 	190321	 	116635
CEC ENTERTAINMENT	COM	125137109	7824	213758	SH	 	SOLE	 	132552	 	81206
COVENTRY HEALTH CARE	COM	222862104	9677	142016	SH	 	SOLE	 	34022	 	107994
CP SHIPS		COM	22409V102	5348	377160	SH	 	SOLE	 	245893	 	131267
D R HORTON INC.		COM	23331A109	4431	151526	SH	 	SOLE	 	36622	 	114904
DIRECT GENERAL		COM	25456W204	4710	229310	SH	 	SOLE	 	142250	 	87060
DORAL FINANCIAL		COM	25811P100	4171	190546	SH	 	SOLE	 	118410	 	72136
EDGE PETROLEUM		COM	279862106	7274	439260	SH	 	SOLE	 	272890	 	166370
ELKCORP			COM	287456107	9546	248193	SH	 	SOLE	 	154021	 	94172
ENERGY PARTNERS		COM	29270U105	10702	412103	SH	 	SOLE	 	255551	 	156552
EXPRESSJET HOLDINGS	COM	30218U108	2772	242930	SH	 	SOLE	 	58088	 	184842
FIRST CASH FINANCIAL	COM	31942D107	8110	383082	SH	 	SOLE	 	230153	 	152929
GAMESTOP CORP		COM	36466R200	1963	88018	SH	 	SOLE	 	54495	 	33523
GEVITY HR INC		COM	374393106	8399	439295	SH	 	SOLE	 	272678	 	166617
GLOBAL IMAGING SYS	COM	37934A100	3997	112730	SH	 	SOLE	 	70041	 	42689
HCC INSURANCE HOLDINGS	COM	404132102	7152	197780	SH	 	SOLE	 	122401	 	75379
HELEN OF TROY		COM	G4388N106	12538	457932	SH	 	SOLE	 	283344	 	174588
HOOKER FURNITURE	COM	439038100	4108	217444	SH	 	SOLE	 	134812	 	82632
HOVNANIAN ENT.		COM	442487203	10983	215354	SH	 	SOLE	 	134265	 	81089
INGRAM MICRO		COM	457153104	8245	494595	SH	 	SOLE	 	306675	 	187920
INTRAWEST CORP		COM	460915200	7155	374046	SH	 	SOLE	 	243758	 	130288
KINDRED HEALTHCARE INC	COM	494580103	9750	277768	SH	 	SOLE	 	172208	 	105560
MAX RE CAPITAL		COM	G6052F103	8059	342519	SH	 	SOLE	 	212127	 	130392
MDC HOLDINGS		COM	552676108	15653	224734	SH	 	SOLE	 	135664	 	89070
MENS WEARHOUSE		COM	587118100	11369	269340	SH	 	SOLE	 	166887	 	102453
MESA AIRLINES		COM	590479101	2756	393774	SH	 	SOLE	 	94538	 	299236
MONACO COACH		COM	60886R103	4958	306989	SH	 	SOLE	 	190279	 	116710
NAVIGATORS GROUP	COM	638904102	7598	229233	SH	 	SOLE	 	142267	 	86966
OMI CORP.		COM	Y6476W104	14761	770803	SH	 	SOLE	 	502672	 	268131
OMNIVISION TECH		COM	682128103	7342	484642	SH	 	SOLE	 	300523	 	184119
ORBITAL SCIENCE		COM	685564106	4991	515606	SH	 	SOLE	 	319694	 	195912
ORIENTAL FINL		COM	68618W100	6128	261640	SH	 	SOLE	 	162246	 	99394
ORLEANS HOMEBUILDERS	COM	686588104	2356	128100	SH	 	SOLE	 	128100
OVERNITE CORP		COM	690322102	8657	270604	SH	 	SOLE	 	167779	 	102825
PACIFICARE		COM	695112102	3113	54690	SH	 	SOLE	 	13089	 	41601
PARTNERRE LTD.		COM	G6852T105	6740	104341	SH	 	SOLE	 	64706	 	39635
PLATINUM UNDERWRITERS	COM	G7127P100	6041	203409	SH	 	SOLE	 	126259	 	77150
PULTE HOMES INC		COM	745867101	6436	87411	SH	 	SOLE	 	20992	 	66419
R&G FINANCIAL CORP.	COM	749136107	7999	256619	SH	 	SOLE	 	158675	 	97944
REGIS CORP.		COM	758932107	8536	208560	SH	 	SOLE	 	129414	 	79146
REMINGTON OIL & GAS	COM	759594302	4749	150661	SH	 	SOLE	 	93039	 	57622
SCS TRANSPORTATION	COM	81111T102	4682	251868	SH	 	SOLE	 	156116	 	95752
SKYWEST INC.		COM	830879102	3444	185246	SH	 	SOLE	 	44228	 	141018
STANCORP FINANCIAL	COM	852891100	7970	94005	SH	 	SOLE	 	58235	 	35770
STANDARD PACIFIC	COM	85375C101	17191	238131	SH	 	SOLE	 	143762	 	94369
STEEL DYNAMICS		COM	858119100	6961	202068	SH	 	SOLE	 	125168	 	76900
STEEL TECH		COM	858147101	7866	327888	SH	 	SOLE	 	203278	 	124610
STEINER LEISURE		COM	P8744Y102	6088	186229	SH	 	SOLE	 	121067	 	65162
TECH OLYMPIC		COM	878483106	5518	182700	SH	 	SOLE	 	182700
TRIAD HOSPITALS		COM	89579K109	6225	124253	SH	 	SOLE	 	77044	 	47209
TSAKOS ENERGY		COM	G9108L108	9029	205076	SH	 	SOLE	 	127203	 	77873
WORTHINGTON INDS	COM	981811102	6839	354733	SH	 	SOLE	 	220213	 	134520
YELLOW ROADWAY CORP	COM	985577105	11011	188096	SH	 	SOLE	 	116549	 	71547
